Leases (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 2,681	$ 2,162
Operating cash flows from finance leases	70	65
Financing cash flows from finance leases	$ 391	$ 390